Filed pursuant to Rule 497(e)
File Nos. 333-270997; 811-23859

Trenchless Fund ETF (RVER)

(the “Fund”)
A series of Advisor Managed Portfolios (the “Trust”)

Supplement dated September 16, 2026 to the Statutory Prospectus and
Statement of Additional Information (“SAI”) dated April 30, 2026

Effective September 14, 2026, PINE Distributors LLC (the “Distributor”) has replaced Quasar Distributors, LLC as the Fund’s distributor. The Distributor’s principal address is 501 S. Cherry Street, Suite 610, Denver, Colorado 80243. The Distributor is not affiliated with the Fund or their investment advisor or sub-adviser.

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Please retain this Supplement with your Statutory Prospectus and Statement of Additional Information.
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